Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, Net	GOODWILL AND OTHER INTANGIBLE ASSETS, NET
Goodwill
Movements in goodwill during the years ended December 31, 2017, 2018 and 2019 were as follows:

(DOLLARS IN THOUSANDS)	Goodwill
Balance at January 1, 2017	$1,000,123
Acquisitions	87,865
Foreign exchange	32,920
Other(a)	35,380
Balance at December 31, 2017	1,156,288
Acquisitions(b)	4,253,541
Disposals	(19,069)
Foreign exchange	(12,372)
Balance at December 31, 2018	5,378,388
Acquisitions(c)	98,411
Frutarom measurement period adjustment	30,876
Foreign exchange	(10,079)
Balance at December 31, 2019	$5,497,596
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(a)	Other above principally represents the increase to Goodwill associated with the update of certain customer relationship assumptions in the final purchase price allocation of David Michael.

(b)	Primarily relates to the Company's acquisition of Frutarom.

(c)	Additions primarily relate to the 2019 Acquisition Activity. See Note 3 for details.
Goodwill by segment was as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Taste	$4,788,988	$4,663,835
Scent	708,608	704,113
Unallocated	—	10,440
Total	$5,497,596	$5,378,388

The increase reflected in Scent above represents the impact of foreign currency. The increase reflected in Taste above primarily represents the final purchase price allocation of the Frutarom acquisition as disclosed in Note 3.
The unallocated Goodwill for the year ended December 31, 2018 above represents the preliminary purchase price allocation of TAA as disclosed in Note 3 which was subsequently allocated in 2019.
Annual Goodwill Impairment Test
For the annual impairment test as of November 30, 2019, the Company assessed the fair value of the reporting units primarily using an income approach. Under the income approach, the Company determines the fair value by using a discounted cash flow method at a rate of return that reflects the relative risk of the cash flows, projecting future cash flows of each reporting unit, as well as a terminal value. The Company uses the most current actual and forecasted operating data available and key estimates and assumptions used in these valuations include revenue growth rates and profit margins based on internal forecasts, specific weighted-average cost of capital used to discount future cash flows, and historical operating trends of the Company.
There was no impairment of goodwill at any of the Company's eight reporting units in 2019. Based on the annual impairment test performed at November 30, 2019, the Company determined that the excess of fair values over their respective carrying values ranged above 80% for four reporting units and between 10% and 80% for three reporting units. In the analysis performed for the reporting units, the Savory reporting unit had less than 10% excess fair value over carrying value.
The Savory reporting unit had excess fair value over carrying value of 8.3%. While management believes that the assumptions used in the impairment test were reasonable, changes in key assumptions, including, lower revenue growth, lower operating margin, lower terminal growth rates or increasing discount rates could result in a future impairment.
If current long-term projections for these reporting units are not realized or materially decrease, we may be required to write-off all or a portion of the goodwill. Such charge could have a material effect on the Consolidated Statements of Operations and Balance Sheets.
Using the income approach and holding other assumptions constant, the following table provides the impact on the headroom by hypothetically changing key assumptions on a standalone basis for the Company's Savory reporting unit as of November 30, 2019:

	Goodwill	Key Assumptions		Existing Headroom	Resulting Headroom
(DOLLARS IN MILLIONS)		Discount Rate	Terminal Growth		50 bps Increase in Discount Rate	50 bps Decline in Terminal Growth
Savory	$1,205	7.5%	3.0%	8.3%	(3.4)%	(0.3)%

Other Intangible Assets
Other intangible assets, net consisted of the following amounts:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Asset Type
Customer relationships	$2,653,446	$2,658,659
Technological know-how	468,256	451,016
Trade names & patents	178,968	177,770
Other	40,362	43,766
Total carrying value	3,341,032	3,331,211
Accumulated Amortization
Customer relationships	(302,047)	(156,906)
Technological know-how	(135,269)	(93,051)
Trade names & patents	(27,213)	(19,593)
Other	(24,568)	(22,339)
Total accumulated amortization	(489,097)	(291,889)
Other intangible assets, net	$2,851,935	$3,039,322

Amortization expense was $193.1 million for the year ended December 31, 2019, and $75.9 million and $34.7 million for the years ended December 31, 2018 and 2017, respectively. Amortization expense for the next five years and thereafter, based on preliminary valuations and determinations of useful lives, is expected to be as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2020	2021	2022	2023	2024
Estimated future intangible amortization expense	$189,896	$185,510	$181,698	$181,586	$181,586